Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	479,078
Proposed Maximum Offering Price per Unit	6.255
Maximum Aggregate Offering Price	$ 2,996,632.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 413.84
Offering Note	(1) This Registration Statement covers an additional 479,078 shares of common stock of the Registrant authorized to be offered and sold under the electroCore, Inc. 2018 Omnibus Equity Incentive Plan (the "2018 Plan"). In addition, pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2018 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) This Registration Statement also covers an aggregate of 20,000 shares of common stock of the Registrant issuable upon vesting and settlement of restricted stock units that were granted outside of a shareholder approved stock or option plan pursuant to the Nasdaq "inducement grant" exception. (3) This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the Registrant's common stock are based upon the average of the high and low prices of the common stock on March 13, 2026, as reported on the Nasdaq Stock Market, which date is within five business days prior to the filing of this Registration Statement. (4) The Registrant does not have any fee offsets.